Aug. 21, 2017

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses dated March 1, 2017, as supplemented

Effective November 1, 2017, in order to reflect a reduction in the contractual expense limitation agreements, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 1 of the Class A, Class C and Class I Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.43	1.65	1.29
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	1.18	1.40	1.04
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	2.56	3.28	2.17
Fee Waivers and Expense Reimbursements[3,4]	(1.61)	(1.83)	(1.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.95	1.45	0.70

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.95%, 1.45%, and 0.70% of the average daily net assets of Class A, Class C, and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	248	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	148	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

For the Class R6 Shares:

The tables below replace the corresponding tables on pages 1 of the Class R6 Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.00
Service Fees	NONE
Remainder of Other Expenses[2]	1.00
Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses	1.88
Fee Waivers and Expense Reimbursements[3,4]	(1.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.55

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	56	323	760	1,975

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Small Cap Core Fund

Prospectus and Summary Prospectus dated April 10, 2017

JPMorgan Growth and Income Fund

JPMorgan Small Cap Core Fund

JPMorgan Value Advantage Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Diversified Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.08%
Class C	1.58%
Class I	0.83%

JPMorgan Dynamic Small Cap Growth Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%

JPMorgan Equity Focus Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%

JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R3	1.14%
Class R4	0.89%
Class R5	0.74%
Class R6	0.64%

JPMorgan Growth and Income Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.94%
Class C	1.44%
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Intrepid Sustainable Equity Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%

JPMorgan Intrepid Value Fund

The expense caps of the Fund’s Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R5	0.74%
Class R6	0.64%

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R6	0.74%

JPMorgan U.S. Equity Fund

The expense caps of the Fund’s Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan U.S. Large Cap Core Plus Fund

The expense caps of the Fund’s Class A, Class C, Class I and Class R2 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%
Class R2	1.45%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN TAX FREE FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectus and Summary Prospectus

dated July 1, 2017, as supplemented

Effective November 1, 2017, the contractual expense waivers for Class A and Class C of the JPMorgan Intermediate Tax Free Bond Fund will be decreased as set forth below for the Fund. In connection with these changes, effective November 1, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the prospectus and summary prospectus are hereby replaced with those set forth below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.35	0.35
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.11	0.10	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.92	1.41	0.66
Fee Waivers and Expense Reimbursements[2]	(0.27)	(0.21)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.65	1.20	0.40

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through October 31, 2019 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	222	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	122	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE